Summary of Significant Accounting Policies (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 11, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash		$ 1,000	$ 101,000
Working capital		$ 3,696,000	$ 3,767,000
Aggregate purchase shares (in Shares)		11,221,954	15,566,667
Federal depository insurance coverage		$ 250,000	$ 250,000
Total offering cost		17,054,000	17,054,000
Underwriters' discount		16,500,000	16,500,000
Charged to temporary equity		16,254,000	16,254,000
Other expenses		800,000	800,000
Net tangible asset		$ 5,000,001	$ 5,000,001
Public shares (in Shares)			30,000,000	30,000,000
Ordinary shares price (in Dollars per share)		$ 10
Net tangible asset		$ 5,000,001
Redemption amount		$ 2,998,000	$ 30,354,000	$ 30,354,000
Permanent equity shares (in Shares)		3,931,719	30,000,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate purchase shares (in Shares)			15,566,667
Number of units issued in transaction (in Shares)		30,000,000	30,000,000
Redeemed shares (in Shares)	26,068,281
Ordinary shares price (in Dollars per share)	$ 10.167
Redemption amount	$ 265,050,000
Shares reducing (in Shares)	3,931,719
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Redeemed shares (in Shares)	26,068,281
Ordinary shares price (in Dollars per share)	$ 10.167
Trust account from ordinary shares	$ 265,050,000